Deferred revenues and contract liabilities	6 Months Ended
Jun. 30, 2024
Accruals and deferred income including contract liabilities [abstract]
Deferred revenues and contract liabilities

Note 14. Deferred revenues and contract liabilities

	As of December 31, 2023	As of June 30, 2024

	$ in thousands
Deferred revenues and contract liabilities	110,325	117,754
Total deferred income and contract liabilities	110,325	117,754

As of June 30, 2024, the deferred revenues and contract liabilities include $117.5 million of deferred revenues related to the AZ JRCA, including upfront payments from the IIA and the SIA.

As of December 31, 2023, the deferred revenues and contract liabilities primarily include a $25.0 million upfront payment received in November 2023 under the AZ JRCA and $84.1 million reallocated from the IIA and the SIA.

The increase in deferred revenues and contract liabilities of $7.4 million between December 31, 2023 and June 30, 2024 is mainly derived from additional invoicing related to the first Research Plan recognized in March 2024, for which only the part corresponding to the progress in satisfying our performance obligation has been recognized in revenue during the six-month period ended June 30, 2024.

The accounting treatment of the AZ JRCA, the IIA and the SIA is detailed in Note 2.4 to the interim condensed financial statements "Accounting treatment of significant transactions affecting the period".